UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22874

First Eagle Senior Loan Fund

(Exact name of registrant as specified in charter)

227 West Monroe Street, Suite 3200

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Sabrina Rusnak-Carlson

500 Boylston Street, Suite 1200

Boston, MA 02116

(Name and address of agent for service)

Copies of Communications to:

Nicole M. Runyan

Proskauer Rose LLP

Eleven Times Square

New York, NY 10036

Registrant's telephone number, including area code: (312) 702-8199

Date of fiscal year end: December 31

Date of reporting period: July 1, 2019 – June 30, 2020_

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2019 TO JUNE 30, 2020

There was no proxy voting activity for the First Eagle Senior Loan Fund (the “Fund”) because the Fund did not hold any votable positions during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant      First Eagle Senior Loan Fund

By (Signature and Title)*    /s/ Jennifer Wilson

Jennifer Wilson, Treasurer, Principal Financial Officer, Principal Accounting Officer and Secretary

(principal financial officer)

Date      August 27, 2020

*Print the name and title of each signing officer under his or her signature.